Impairment of long-lived assets (Details 3) $ in Thousands	Dec. 31, 2022 USD ($)
Cerro Lindo [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 179,440
Percentage assigned change	(28.10%)
Value of assumption	$ 2,003
Cerro Lindo [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	175.50%
Cerro Lindo [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	19.10%
Cajamarquilla [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 407,027
Percentage assigned change	(15.20%)
Value of assumption	$ 2,246
Cajamarquilla [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	41.90%
Cajamarquilla [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	9.80%